FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below presents information regarding financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy reflecting the valuation techniques utilized to determine fair value.

	Fair Value Hierarchy
March 31, 2022	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$69,935	$—	$—
Assets – restricted cash	2,768	—	—
Total Assets	$72,703	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$17,609
Earnout liability	—	—	20,145
Public Warrants	13,841	—	—
Private Warrants	—	5,979	—
Total Liabilities	$13,841	$5,979	$37,754

December 31, 2021	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$105,027	$—	$—
Assets – restricted cash	2,767	—	—
Total assets	$107,795	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$4,203
Earnout liability	—	—	27,134
Common stock warrants	15,396	—	—
Preferred stock warrants	—	6,649	—
Total liabilities	$15,396	$6,649	$31,337

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$105,027,484	$—	$—
Assets – restricted cash	2,767,471	—	—
Total assets	$107,794,955	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$4,202,562
Earnout liability	—	—	27,133,563
Public Warrants	15,395,625	—	—
Private Warrants	—	6,649,125	—
Total liabilities	$15,395,625	$6,649,125	$31,336,125

December 31, 2020	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$30,043,046	$—	$—
Total assets	$30,043,046	$—	$—
Liabilities:
Common stock warrants	$—	$—	$49,863
Preferred stock warrants	—	—	2,072,536
Total liabilities	$—	$—	$2,122,399

December 31, 2019	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$12,889,931	$—	$—
Total assets	$12,889,931	$—	$—
Liabilities:
Common stock warrants	$—	$—	$59,624
Preferred stock warrants	—	—	1,179,201
Total liabilities	$—	$—	$1,238,825

Schedule of Changes in Level 3 Financial Liabilities

	Forward purchase option
Level 3 Rollforward	derivative	Earnout liability
Beginning balances	$4,203	$27,134
Additions	—	—
Changes in fair value	13,406	(6,989)
Ending balances	$17,609	$20,145

The following table represents the changes in these Level 3 financial liabilities for the year ended December 31, 2021:

			Forward
	Common stock	Preferred stock	purchase option
Level 3 Rollforward	warrants	warrants	derivative	Earnout liability
Beginning balances	$49,863	$2,072,536	$—	$—
Additions	—	—	14,700,778	21,606,062
Changes in fair value	231,149	(1,766,370)	(10,498,216)	5,527,501
Reclassified to equity	(281,012)	(306,166)	—	—
Ending balances	$—	$—	$4,202,562	$27,133,563